FORM N-SAR
                               SEMI-ANNUAL REPORT
                      FOR REGISTERED INVESTMENT COMPANIES


Report for six month period ending:                          /  /       (a)
        or fiscal year ending:                            12/31/2000    (b)

Is this a transition report?  (Y/N):                                                 N

Is this an amendment to a previous filing?  (Y/N):                                   N

Those items or sub-items with a box "[/]" after the item number should be completed only if the answer has changed from the previous filing on this form.

1.  A.  Registrant Name: Separate Account C of the Paragon Life Insurance
                         Company

    B.  File Number:     811-5382

    C.  Telephone Number:  (314) 862-2211

2.  A.  Street:   100 South Brentwood

    B.  City:  St. Louis     C.  State:  MO   D.  Zip Code:  63105                   Zip Ext: _______

    E.  Foreign Country:  _________________________________________  Foreign Postal Code:  __________

3.  Is this the first filing on this form by Registrant?  (Y/N)                                     N

4.  Is this the last filing on this form by the Registrant?  (Y/N)                                  N

5.  Is Registrant a small business investment company (SBIC)?  (Y/N)                                N
    [If answer is "Y" (Yes), complete only items 89 through 110.]

6.  Is Registrant a unit investment trust (UIT)?  (Y/N)                                             Y
    [If answer is "Y" (Yes), complete only items 111 through 132.]

7.  A.  Is Registrant a series or multiple portfolio company? (Y/N)
        [If answer is "N" (No), go to item 8.]                                                     ____

    B.  How many separate series or portfolios did Registrant have at
        the end of the period?                                                                     ____

SCREEN NUMBER: 01                                                PAGE NUMBER: 01

For period ending                            If filing more than one
File number 811-5382                         Page 47, "X" box:        [ ]


UNIT INVESTMENT TRUSTS

111.  A.  [/]  Depositor Name: ___________________________________________________________
      B.  [/]  File Number (If any): ___________
      C.  [/]  City: ___________    State: __        Zip Code: ______    Zip Ext.: _______
          [/]  Foreign Country: ________________     Foreign Postal Code: ________________

111.  A.  [/]  Depositor Name: ___________________________________________________________
      B.  [/]  File Number (If any): ___________
      C.  [/]  City: ___________    State: __        Zip Code: ______    Zip Ext.: _______
          [/]  Foreign Country: ________________     Foreign Postal Code: ________________

112.  A.  [/]  Sponsor Name: _____________________________________________________________
      B.  [/]  File Number (If any): ___________
      C.  [/]  City: ____________   State: __        Zip Code: _____     Zip Ext.: _______
          [/]  Foreign Country: ________________     Foreign Postal Code: ________________

112.  A.  [/]  Sponsor Name: _____________________________________________________________
      B.  [/]  File Number (If any): ___________
      C.  [/]  City: ____________   State: __        Zip Code: _____     Zip Ext.: _______
          [/]  Foreign Country: ________________     Foreign Postal Code: ________________

SCREEN NUMBER: 55                                                PAGE NUMBER: 47

For period ending 12/31/98                   If filing more than one
File number 811-5382                         Page 48, "X" box:        [ ]


113.  A.  [/]  Trustee Name: _____________________________________________________________
      B.  [/]  City: _____________  State: __        Zip Code: _____     Zip Ext.: _______
          [/]  Foreign Country: ________________     Foreign Postal Code: ________________

113.  A.  [/]  Trustee Name: _____________________________________________________________
      B.  [/]  City: _____________  State: __        Zip Code: _____     Zip Ext.: _______
          [/]  Foreign Country: ________________     Foreign Postal Code: ________________

114.  A.  [/]  Principal Underwriter Name: _______________________________________________
      B.  [/]  File Number: 8-__________________
      C.  [/]  City: _____________  State: __        Zip Code: _____     Zip Ext.: _______
          [/]  Foreign Country: ________________     Foreign Postal Code: ________________

114.  A.  [/]  Principal Underwriter Name: _______________________________________________
      B.  [/]  File Number: 8-__________________
      C.  [/]  City: _____________  State: __        Zip Code: _____     Zip Ext.: _______
          [/]  Foreign Country: ________________     Foreign Postal Code: ________________

115.  A.  [/]  Independent Public Accountant Name: _______________________________________
      B.  [/]  City:  ____________  State: __        Zip Code: _____     Zip Ext.: _______
          [/]  Foreign Country: ________________     Foreign Postal Code: ________________

115.  A.  [/]  Independent Public Accountant Name: _______________________________________
      B.  [/]  City:  ____________  State: __        Zip Code: _____     Zip Ext.: _______
          [/]  Foreign Country: ________________     Foreign Postal Code: ________________

SCREEN NUMBER: 56                                                PAGE NUMBER: 48

For period ending 12/31/98                   If filing more than one
File number 811-5382                         Page 49, "X" box:        [ ]


116.  Family of investment companies information:

      A.  [/]  Is Registrant part of a family of investment companies?  (Y/N)                         N
                                                                                              ------------------

      B. [/] Identify the family in 10 letters. _ _ _ _ _ _ _ _ _ _

             (NOTE: In filing this form, use this identification consistently for all investment companies in family. This designation is for purposes of this form only.)

117.  A.  [/]  Is Registrant a separate account of an insurance company?
               (Y/N)                                                                                  Y
                                                                                              ------------------

      If answer is "Y" (Yes), are any of the following types of contracts funded by the Registrant?:

      B.  [/]  Variable annuity contracts?  (Y/N)                                                     N
                                                                                              ------------------
      C.  [/]  Scheduled premium variable life contracts?  (Y/N)                                      N
                                                                                              ------------------
      D.  [/]  Flexible premium variable life contracts?  (Y/N)                                       Y
                                                                                              ------------------
      E.  [/]  Other types of insurance products registered under the
               Securities Act of 1933?  (Y/N)                                                         N
                                                                                              ------------------

118.    [/] State the number of series existing at the end of the period
            that had securities registered under the Securities Act of 1933.                          1
                                                                                              ------------------

119.    [/] State the number of new series for which registration statements under the Securities Act of 1933 became effective during the period.
                                                                                              ------------------

120.    [/] State the total value of the portfolio securities on the date of
            deposit for the new series included in item 119 ($000's omitted).                 $
                                                                                              ------------------

121.    [/]  State the number of series for which a current prospectus was in existence at the end of the period.
                                                                                              ------------------

122.    [/] State the number of existing series for which additional units were registered under the Securities Act of 1933 during the current period.
                                                                                              ------------------

SCREEN NUMBER: 57                                                PAGE NUMBER: 49

For period ending 12/31/98                   If filing more than one
File number 811-5382                         Page 50, "X" box:        [ ]


123.    [/] State the total value of the additional units considered
            in answering item 122 ($000's omitted).                                           $
                                                                                              ------------------

124.    [/] State the total value of units of prior series that were placed in the portfolios of subsequent series during the current period (the value of these units is to be measured on the date they were placed
            in the subsequent series) ($000's omitted).                                       $
                                                                                              ------------------

125.    [/] State the total dollar amount of sales loads collected (before reallowances to other brokers or dealers) by Registrant's principal underwriter and any underwriter which is an affiliated person of the principal underwriter during the current period solely from the sale
            of units of all series of Registrant ($000's omitted).                            $
                                                                                              ------------------

126.    Of the amount shown in item 125, state the total dollar amount of sales loads collected from secondary market operations in
        Registrant's units (include the sales loads, if any, collected on units of a prior series placed in the portfolio of a
        subsequent series.)  ($000's omitted)                                                 $
                                                                                              ------------------

127. List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):

                                               Number of          Total Assets        Total Income
                                                Series              ($000's           Distributions
                                               Investing            omitted)        ($000's omitted)
                                           ------------------  -------------------  ------------------
U.S. Treasury direct issue                                     $                    $
                                           ------------------  -------------------  ------------------
U.S. Government Agency                                         $                    $
                                           ------------------  -------------------  ------------------
State and municipal tax-free                                   $                    $
                                           ------------------  -------------------  ------------------
Public utility debt                                            $                    $
                                           ------------------  -------------------  ------------------
Brokers or dealers debt or
  debt of brokers' or
  dealers' parent                                              $                    $
                                           ------------------  -------------------  ------------------
All other corporate
  intermed. & long-term
  debt                                                         $                    $
                                           ------------------  -------------------  ------------------
All other corporate
  short-term debt                                              $                    $
                                           ------------------  -------------------  ------------------
Equity securities of
   brokers or dealers or
   parents of brokers or
   dealers                                                     $                    $
                                           ------------------  -------------------  ------------------
Investment company
 equity securities                                             $                    $
                                           ------------------  -------------------  ------------------
All other equity securities                     14             $   38,256           $    5,307
                                           ------------------  -------------------  ------------------
Other securities                                               $                    $
                                           ------------------  -------------------  ------------------
Total assets of all
series of Registrant                            14             $   38,256           $    5,307
                                           ==================  ===================  ==================

SCREEN NUMBER: 58                                                PAGE NUMBER: 50

For period ending 12/31/98                   If filing more than one
File number 811-5382                         Page 51, "X" box:        [ ]


128.    [/]  Is the timely payment of principal and interest on any of the portfolio securities held by any of Registrant's series at the end of the current period insured or guaranteed by
             an entity other than the issuer?  (Y/N)
                                                                                              ------------------
             [If the answer is "N" (No), go to item 131.]

129.    [/]  Is the issuer of any instrument covered in item 128 delinquent or in default as to payment of principal or interest at the end of the current period?  (Y/N)
                                                                                              ------------------
             [If the answer is "N" (No), go to item 131.]

130.    [/]  In computations of NAV or offering price per unit, is any part of the value attributed to instruments identified
             in item 129 derived from insurance or guarantees?  (Y/N)
                                                                                              ------------------

131.    [/]  Total expenses incurred by all series of Registrant during
             the current reporting period ($000's omitted)                                    $              0
                                                                                              ------------------

132.    [/]  List the "811" (Investment Company Act of 1940) registration number for all Series of Registrant that are being included in this filing:

        811-______     811-______     811-______     811-______     811-______

        811-______     811-______     811-______     811-______     811-______

        811-______     811-______     811-______     811-______     811-______

        811-______     811-______     811-______     811-______     811-______

        811-______     811-______     811-______     811-______     811-______

        811-______     811-______     811-______     811-______     811-______

        811-______     811-______     811-______     811-______     811-______

        811-______     811-______     811-______     811-______     811-______

        811-______     811-______     811-______     811-______     811-______

SCREEN NUMBER: 59                                                PAGE NUMBER: 51